Distribution Date:	08/17/26	Benchmark 2018-B7 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-B7

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5-6
			Attention: Alan Williams		keybank_notices@keybank.com
Exchangeable Certificate Factor Detail	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Additional Information	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	10				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15
		Special Servicer (DUMBO	Torchlight Loan Services, LLC
Mortgage Loan Detail (Part 1)	16-17	Heights Portfolio loan)

Mortgage Loan Detail (Part 2)	18-19		William A. Clarkson	(212) 808-3640	wclarkson@torchlightinvestors.com

Principal Prepayment Detail	20		280 Park Avenue, 11th Floor | New York, NY 10017 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	21	Representations Reviewer
Delinquency Loan Detail	22		David Rodgers	(212) 230-9025

Collateral Stratification and Historical Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States

Specially Serviced Loan Detail - Part 1	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 2	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Modified Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27
		Directing Holder	Eightfold Real Estate Capital, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	28
			-
Interest Shortfall Detail - Collateral Level	29

Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162TAX1	3.436000%	20,240,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162TAY9	4.377000%	211,980,000.00	149,829,364.65	27,708.63	546,502.61	0.00	0.00	574,211.24	149,801,656.02	33.01%	30.00%
A-SB	08162TAZ6	4.376000%	36,078,000.00	15,893,047.62	629,518.01	57,956.65	0.00	0.00	687,474.66	15,263,529.61	33.01%	30.00%
A-3	08162TBA0	4.241000%	203,000,000.00	203,000,000.00	0.00	717,435.83	0.00	0.00	717,435.83	203,000,000.00	33.01%	30.00%
A-4	08162TBB8	4.510000%	320,279,000.00	320,279,000.00	0.00	1,203,715.24	0.00	0.00	1,203,715.24	320,279,000.00	33.01%	30.00%
A-M	08162TBD4	4.741000%	93,293,000.00	93,293,000.00	0.00	368,585.09	0.00	0.00	368,585.09	93,293,000.00	23.93%	21.75%
B	08162TBE2	4.978667%	52,300,000.00	52,300,000.00	0.00	216,986.91	0.00	0.00	216,986.91	52,300,000.00	18.85%	17.13%
C	08162TBF9	4.978667%	52,301,000.00	52,301,000.00	0.00	216,991.06	0.00	0.00	216,991.06	52,301,000.00	13.76%	12.50%
D	08162TAG8	3.000000%	32,511,000.00	32,511,000.00	0.00	81,277.50	0.00	0.00	81,277.50	32,511,000.00	10.59%	9.63%
E	08162TAJ2	3.000000%	24,030,000.00	24,030,000.00	0.00	60,075.00	0.00	0.00	60,075.00	24,030,000.00	8.25%	7.50%
F	08162TAL7	3.728667%	26,857,000.00	26,857,000.00	0.00	83,450.68	0.00	0.00	83,450.68	26,857,000.00	5.64%	5.13%
G-RR	08162TAP8	4.978667%	11,309,000.00	11,309,000.00	0.00	46,919.79	0.00	0.00	46,919.79	11,309,000.00	4.54%	4.13%
H-RR*	08162TAR4	4.978667%	11,308,000.00	11,308,000.00	0.00	46,915.64	0.00	0.00	46,915.64	11,308,000.00	3.44%	3.13%
J-RR	08162TAT0	4.978667%	35,338,680.00	35,338,679.99	0.00	90,729.45	0.00	0.00	90,729.45	35,338,679.99	0.00%	0.00%
S	08162TAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162TAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.978667%	37,090,000.17	33,725,616.07	21,556.42	138,090.81	0.00	0.00	159,647.23	33,704,059.65	0.00%	0.00%
Regular SubTotal			1,167,914,680.17	1,061,974,708.33	678,783.06	3,875,632.26	0.00	0.00	4,554,415.32	1,061,295,925.27

X-A	08162TBC6	0.539118%	884,870,000.00	782,294,412.26	0.00	351,457.43	0.00	0.00	351,457.43	781,637,185.63
X-B	08162TAA1	0.000000%	104,601,000.00	104,601,000.00	0.00	0.00	0.00	0.00	0.00	104,601,000.00
X-D	08162TAC7	1.978667%	56,541,000.00	56,541,000.00	0.00	93,229.85	0.00	0.00	93,229.85	56,541,000.00
X-F	08162TAE3	1.250000%	26,857,000.00	26,857,000.00	0.00	27,976.04	0.00	0.00	27,976.04	26,857,000.00
Notional SubTotal			1,072,869,000.00	970,293,412.26	0.00	472,663.32	0.00	0.00	472,663.32	969,636,185.63

Deal Distribution Total					678,783.06	4,348,295.58	0.00	0.00	5,027,078.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162TAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162TAY9	706.80896618	0.13071342	2.57808572	0.00000000	0.00000000	0.00000000	0.00000000	2.70879913	706.67825276
A-SB	08162TAZ6	440.51908698	17.44880564	1.60642635	0.00000000	0.00000000	0.00000000	0.00000000	19.05523200	423.07028133
A-3	08162TBA0	1,000.00000000	0.00000000	3.53416665	0.00000000	0.00000000	0.00000000	0.00000000	3.53416665	1,000.00000000
A-4	08162TBB8	1,000.00000000	0.00000000	3.75833333	0.00000000	0.00000000	0.00000000	0.00000000	3.75833333	1,000.00000000
A-M	08162TBD4	1,000.00000000	0.00000000	3.95083329	0.00000000	0.00000000	0.00000000	0.00000000	3.95083329	1,000.00000000
B	08162TBE2	1,000.00000000	0.00000000	4.14888929	0.00000000	0.00000000	0.00000000	0.00000000	4.14888929	1,000.00000000
C	08162TBF9	1,000.00000000	0.00000000	4.14888931	0.00000000	0.00000000	0.00000000	0.00000000	4.14888931	1,000.00000000
D	08162TAG8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162TAJ2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162TAL7	1,000.00000000	0.00000000	3.10722270	0.00000000	0.00000000	0.00000000	0.00000000	3.10722270	1,000.00000000
G-RR	08162TAP8	1,000.00000000	0.00000000	4.14888938	0.00000000	0.00000000	0.00000000	0.00000000	4.14888938	1,000.00000000
H-RR	08162TAR4	1,000.00000000	0.00000000	4.14888928	0.00000000	0.00000000	0.00000000	0.00000000	4.14888928	1,000.00000000
J-RR	08162TAT0	999.99999972	0.00000000	2.56742612	1.58146286	29.26043984	0.00000000	0.00000000	2.56742612	999.99999972
S	08162TAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162TAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	909.29134310	0.58119223	3.72312778	0.04942141	0.91439929	0.00000000	0.00000000	4.30432001	908.71015086

Notional Certificates
X-A	08162TBC6	884.07835305	0.00000000	0.39718538	0.00000000	0.00000000	0.00000000	0.00000000	0.39718538	883.33561498
X-B	08162TAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	08162TAC7	1,000.00000000	0.00000000	1.64888930	0.00000000	0.00000000	0.00000000	0.00000000	1.64888930	1,000.00000000
X-F	08162TAE3	1,000.00000000	0.00000000	1.04166660	0.00000000	0.00000000	0.00000000	0.00000000	1.04166660	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	546,502.61	0.00	546,502.61	0.00	0.00	0.00	546,502.61	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	57,956.65	0.00	57,956.65	0.00	0.00	0.00	57,956.65	0.00
A-3	07/01/26 - 07/30/26	30	0.00	717,435.83	0.00	717,435.83	0.00	0.00	0.00	717,435.83	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,203,715.24	0.00	1,203,715.24	0.00	0.00	0.00	1,203,715.24	0.00
X-A	07/01/26 - 07/30/26	30	0.00	351,457.43	0.00	351,457.43	0.00	0.00	0.00	351,457.43	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	93,229.85	0.00	93,229.85	0.00	0.00	0.00	93,229.85	0.00
X-F	07/01/26 - 07/30/26	30	0.00	27,976.04	0.00	27,976.04	0.00	0.00	0.00	27,976.04	0.00
A-M	07/01/26 - 07/30/26	30	0.00	368,585.09	0.00	368,585.09	0.00	0.00	0.00	368,585.09	0.00
B	07/01/26 - 07/30/26	30	0.00	216,986.91	0.00	216,986.91	0.00	0.00	0.00	216,986.91	0.00
C	07/01/26 - 07/30/26	30	0.00	216,991.06	0.00	216,991.06	0.00	0.00	0.00	216,991.06	0.00
D	07/01/26 - 07/30/26	30	0.00	81,277.50	0.00	81,277.50	0.00	0.00	0.00	81,277.50	0.00
E	07/01/26 - 07/30/26	30	0.00	60,075.00	0.00	60,075.00	0.00	0.00	0.00	60,075.00	0.00
F	07/01/26 - 07/30/26	30	0.00	83,450.68	0.00	83,450.68	0.00	0.00	0.00	83,450.68	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	46,919.79	0.00	46,919.79	0.00	0.00	0.00	46,919.79	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	46,915.64	0.00	46,915.64	0.00	0.00	0.00	46,915.64	0.00
J-RR	07/01/26 - 07/30/26	30	978,138.51	146,616.27	0.00	146,616.27	55,886.81	0.00	0.00	90,729.45	1,034,025.32
VRR Interest	07/01/26 - 07/30/26	30	32,082.03	139,923.85	0.00	139,923.85	1,833.04	0.00	0.00	138,090.81	33,915.07
Totals			1,010,220.54	4,406,015.44	0.00	4,406,015.44	57,719.85	0.00	0.00	4,348,295.58	1,067,940.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A-1 (V2)	N/A	N/A	663,853.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-1 (V1)	N/A	N/A	663,853.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-2 (V2)	N/A	4.978667%	6,952,747.29	4,914,264.12	908.82	20,388.74	0.00	0.00	21,297.56	4,913,355.30
V-A-2 (V1)	N/A	N/A	6,952,747.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-SB (V2)	N/A	4.978667%	1,183,324.92	521,277.22	20,647.61	2,162.72	0.00	0.00	22,810.33	500,629.61
V-A-SB (V1)	N/A	N/A	1,183,324.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-3 (V2)	N/A	4.978667%	6,658,211.63	6,658,211.63	0.00	27,624.18	0.00	0.00	27,624.18	6,658,211.63
V-A-3 (V1)	N/A	N/A	6,658,211.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-4 (V2)	N/A	4.978667%	10,504,854.00	10,504,854.00	0.00	43,583.48	0.00	0.00	43,583.48	10,504,854.00
V-A-4 (V1)	N/A	N/A	10,504,854.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-M (V2)	N/A	4.978667%	3,059,923.83	3,059,923.83	0.00	12,695.28	0.00	0.00	12,695.28	3,059,923.83
V-A-M (V1)	N/A	N/A	3,059,923.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-B (V2)	N/A	4.978667%	1,715,391.47	1,715,391.47	0.00	7,116.97	0.00	0.00	7,116.97	1,715,391.47
V-B (V1)	N/A	N/A	1,715,391.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-C (V2)	N/A	4.978667%	1,715,424.27	1,715,424.27	0.00	7,117.11	0.00	0.00	7,117.11	1,715,424.27
V-C (V1)	N/A	N/A	1,715,424.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-D (V2)	N/A	4.978667%	1,066,330.63	1,066,330.63	0.00	4,424.09	0.00	0.00	4,424.09	1,066,330.63
V-D (V1)	N/A	N/A	1,066,330.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-E (V2)	N/A	4.978667%	788,161.70	788,161.70	0.00	3,270.00	0.00	0.00	3,270.00	788,161.70
V-E (V1)	N/A	N/A	788,161.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-F (V2)	N/A	4.978667%	880,884.68	880,884.68	0.00	3,654.69	0.00	0.00	3,654.69	880,884.68
V-F (V1)	N/A	N/A	880,884.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-G (V2)	N/A	4.978667%	370,924.71	370,924.71	0.00	1,538.93	0.00	0.00	1,538.93	370,924.71
V-G (V1)	N/A	N/A	370,924.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-H (V2)	N/A	4.978667%	370,891.91	370,891.91	0.00	1,538.79	0.00	0.00	1,538.79	370,891.91
V-H (V1)	N/A	N/A	370,891.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-J (V2)	N/A	4.978667%	1,159,075.91	1,159,075.91	0.00	2,975.84	0.00	0.00	2,975.84	1,159,075.91
V-J (V1)	N/A	N/A	1,159,075.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			74,180,000.34	33,725,616.08	21,556.43	138,090.82	0.00	0.00	159,647.25	33,704,059.65
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-J	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	BCC2I7UZ1	4.978667%	37,090,000.17	33,725,616.07	21,556.42	138,090.81	0.00	0.00	159,647.23	33,704,059.65
Exchangeable Certificates Total			37,090,000.17	33,725,616.07	21,556.42	138,090.81	0.00	0.00	159,647.23	33,704,059.65

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A1	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A2	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-ASB	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A3	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A4	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-AM	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-G	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-H	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-J	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	BCC2I7UZ1	909.29134310	0.58119223	3.72312778	0.04942141	0.91439929	0.00000000	0.00000000	4.30432001	908.71015086

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	5,027,078.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,420,793.65	Master Servicing Fee	6,567.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,847.12
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	456.81
ARD Interest	0.00	Operating Advisor Fee	1,907.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,420,793.65	Total Fees	14,778.20

Principal		Expenses/Reimbursements
Scheduled Principal	678,783.06	Reimbursement for Interest on Advances	5,214.92
Unscheduled Principal Collections		ASER Amount	24,721.33
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,828.32
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,955.28
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	678,783.06	Total Expenses/Reimbursements	57,719.85

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,348,295.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	678,783.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,027,078.64
Total Funds Collected	5,099,576.71	Total Funds Distributed	5,099,576.69

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,061,974,708.33	1,061,974,708.33	Beginning Certificate Balance	1,061,974,708.33
(-) Scheduled Principal Collections	678,783.06	678,783.06	(-) Principal Distributions	678,783.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,061,295,925.27	1,061,295,925.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,062,231,319.82	1,062,231,319.82	Ending Certificate Balance	1,061,295,925.27
Ending Actual Collateral Balance	1,061,455,070.93	1,061,455,070.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	24,362,397.73	2.30%	26	5.3150	NAP	Defeased	1	24,362,397.73	2.30%	26	5.3150	NAP
	7,499,999 or less	12	56,438,669.57	5.32%	26	5.1847	1.746224	1.44 or less	19	412,125,471.37	38.83%	0	4.8902	1.080195
7,500,000 to 14,999,999		8	75,555,346.49	7.12%	26	4.9688	1.499099	1.45 to 1.49	2	39,036,339.79	3.68%	27	5.3108	1.453047
15,000,000 to 24,999,999		10	186,769,779.16	17.60%	21	5.0247	2.017646	1.50 to 1.74	4	106,708,075.84	10.05%	27	4.9506	1.597246
25,000,000 to 49,999,999		12	444,909,938.89	41.92%	14	5.0231	1.558203	1.75 to 1.99	8	131,662,285.01	12.41%	26	5.1328	1.843829
	50,000,000 or greater	5	273,259,793.43	25.75%	9	4.2619	2.338557	2.00 to 2.49	4	85,379,387.87	8.04%	24	4.5187	2.366476
	Totals	48	1,061,295,925.27	100.00%	16	4.8388	1.837549	2.50 to 3.49	9	212,021,967.66	19.98%	25	4.6028	2.939793
								3.50 and greater	1	50,000,000.00	4.71%	27	4.3500	3.610000
								Totals	48	1,061,295,925.27	100.00%	16	4.8388	1.837549
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	24,362,397.73	2.30%	26	5.3150	NAP
							Defeased	1	24,362,397.73	2.30%	26	5.3150	NAP
Alabama	2	5,180,572.52	0.49%	25	5.1100	1.930000
							Industrial	63	59,206,661.50	5.58%	15	5.1324	1.368497
Arizona	18	82,510,933.65	7.77%	22	4.9005	1.802839
							Lodging	7	181,643,162.58	17.12%	26	5.2073	1.847978
California	9	185,697,156.47	17.50%	26	4.8345	2.088283
							Mixed Use	3	26,606,465.45	2.51%	26	4.9321	1.031672
Colorado	1	50,000,000.00	4.71%	27	4.3500	3.610000
							Multi-Family	14	34,978,803.28	3.30%	27	5.0240	2.554177
Connecticut	1	35,695,301.97	3.36%	27	5.0500	1.110000
							Office	102	403,052,790.47	37.98%	1	4.5741	1.749495
Delaware	2	63,911,000.71	6.02%	11	5.1296	1.483410
							Retail	16	302,544,644.70	28.51%	26	4.8188	2.074475
Florida	49	85,589,147.02	8.06%	14	4.6082	2.006850
							Self Storage	7	25,787,475.29	2.43%	25	5.1303	1.889389
Illinois	3	64,815,000.00	6.11%	(16)	4.7735	1.458962
							Totals	213	1,061,295,925.27	100.00%	16	4.8388	1.837549
Indiana	1	30,812,052.52	2.90%	27	5.6050	0.920000

Kansas	1	25,000,000.00	2.36%	23	4.7000	1.180000

Kentucky	1	6,361,664.70	0.60%	26	5.1000	1.310000

Louisiana	1	8,300,000.00	0.78%	26	5.0800	0.850000

Maryland	1	13,405,705.74	1.26%	26	4.9550	1.420000

Massachusetts	1	19,800,000.00	1.87%	26	4.6270	2.660000

Michigan	12	26,175,046.63	2.47%	27	4.9319	2.940829

Minnesota	20	9,756,967.81	0.92%	(7)	5.3290	1.497334

New Jersey	1	26,167,496.08	2.47%	26	5.5920	1.870000

New York	8	174,209,793.43	16.41%	0	4.3695	1.784077

North Carolina	3	6,545,348.77	0.62%	26	5.1900	1.770000

Ohio	2	8,047,516.72	0.76%	26	5.0900	2.450000

Pennsylvania	71	54,595,097.86	5.14%	8	5.3170	1.418160

Texas	3	48,918,092.20	4.61%	26	4.9759	1.613020

Virginia	1	2,326,108.47	0.22%	26	5.3300	1.410000

Totals	213	1,061,295,925.27	100.00%	16	4.8388	1.837549

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	24,362,397.73	2.30%	26	5.3150	NAP	Defeased	1	24,362,397.73	2.30%	26	5.3150	NAP
	4.2499% or less	4	213,259,793.43	20.09%	4	4.0902	2.319864	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	50,000,000.00	4.71%	27	4.3500	3.610000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	103,156,000.00	9.72%	(1)	4.6565	1.222023	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	12	197,864,648.49	18.64%	26	4.8572	1.879244	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	26	472,653,085.62	44.54%	19	5.2359	1.582175	49 months or greater	47	1,036,933,527.54	97.70%	16	4.8276	1.852528
	Totals	48	1,061,295,925.27	100.00%	16	4.8388	1.837549	Totals	48	1,061,295,925.27	100.00%	16	4.8388	1.837549
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	24,362,397.73	2.30%	26	5.3150	NAP	Defeased	1	24,362,397.73	2.30%	26	5.3150	NAP
	61 months or less	47	1,036,933,527.54	97.70%	16	4.8276	1.852528	Interest Only	21	627,130,793.43	59.09%	10	4.5887	1.911727
	62 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	409,802,734.11	38.61%	24	5.1933	1.761935
	Totals	48	1,061,295,925.27	100.00%	16	4.8388	1.837549	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	1,061,295,925.27	100.00%	16	4.8388	1.837549
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	24,362,397.73	2.30%	26	5.3150	NAP			No outstanding loans in this group
Underwriter's Information		1	3,113,524.28	0.29%	27	4.9670	1.920000
	12 months or less	43	977,624,036.66	92.12%	16	4.7948	1.894358
	13 months to 24 months	1	16,855,217.52	1.59%	(35)	5.2400	1.130000
	25 months or greater	2	39,340,749.08	3.71%	26	5.4565	1.117279
	Totals	48	1,061,295,925.27	100.00%	16	4.8388	1.837549
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10196718	1	OF	Brooklyn	NY	Actual/360	4.050%	254,098.53	0.00	0.00	N/A	09/06/23	09/06/26	72,859,793.43	72,859,793.43	08/06/26
2	10196723	1	OF	Sunnyvale	CA	Actual/360	4.131%	179,284.79	0.00	0.00	N/A	10/06/28	--	50,400,000.00	50,400,000.00	08/06/26
3	10196724	1	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	08/01/26
4	10196725	1	RT	Vail	CO	Actual/360	4.350%	187,291.67	0.00	0.00	N/A	11/06/28	--	50,000,000.00	50,000,000.00	08/06/26
5	10196727	1	OF	Various	AZ	Actual/360	4.755%	204,729.17	0.00	0.00	N/A	10/06/28	--	50,000,000.00	50,000,000.00	08/06/26
6	10196731	1	RT	Newark	DE	Actual/360	5.090%	206,507.75	59,236.63	0.00	N/A	11/01/28	--	47,115,019.82	47,055,783.19	08/01/26
7	10196732	1	OF	New York	NY	Actual/360	4.910%	194,490.56	0.00	0.00	N/A	10/06/28	--	46,000,000.00	46,000,000.00	08/06/26
8	10196734	1	LO	Venice Beach	CA	Actual/360	5.130%	198,787.50	0.00	0.00	N/A	10/06/28	--	45,000,000.00	45,000,000.00	08/06/26
9	10191204	1	OF	Chicago	IL	Actual/360	4.627%	171,342.34	0.00	0.00	N/A	07/01/23	07/01/26	43,000,000.00	43,000,000.00	07/01/26
10	10192528	1	Various Various		Various	Actual/360	5.372%	185,035.56	0.00	0.00	N/A	07/01/23	07/01/25	40,000,000.00	40,000,000.00	05/01/25
11	10196735	1	OF	New York	NY	Actual/360	4.073%	140,292.22	0.00	0.00	N/A	06/01/28	--	40,000,000.00	40,000,000.00	08/01/26
12	10196736	1	LO	Philadelphia	PA	Actual/360	5.312%	160,704.71	61,715.32	0.00	N/A	11/06/28	--	35,132,684.90	35,070,969.58	08/06/26
13	10196737	1	IN	Shelton	CT	Actual/360	5.050%	155,452.86	52,401.54	0.00	N/A	11/01/28	--	35,747,703.51	35,695,301.97	08/01/26
14	10196738	1	RT	Canutillo	TX	30/360	5.103%	132,555.99	62,972.30	0.00	N/A	10/06/28	--	31,171,307.85	31,108,335.55	08/06/26
15	10195913	1	RT	Indianapolis	IN	Actual/360	5.605%	148,941.28	46,835.57	0.00	N/A	11/06/28	--	30,858,888.09	30,812,052.52	08/06/26
16	10196739	1	LO	Edgewater	NJ	Actual/360	5.592%	126,217.74	44,133.92	0.00	N/A	10/06/28	--	26,211,630.00	26,167,496.08	08/06/26
17	10196740	1	OF	Irvine	CA	Actual/360	5.315%	111,630.10	27,999.35	0.00	N/A	10/06/28	--	24,390,397.08	24,362,397.73	08/06/26
18	10195317	1	OF	Overland Park	KS	Actual/360	4.700%	101,180.56	0.00	0.00	N/A	07/01/28	--	25,000,000.00	25,000,000.00	08/01/26
19	10196741	1	LO	Tempe	AZ	Actual/360	5.110%	95,993.39	39,897.71	0.00	N/A	10/06/28	--	21,815,303.41	21,775,405.70	08/06/26
20	10196742	1	LO	Carmel	CA	Actual/360	5.330%	97,476.28	34,572.80	0.00	N/A	10/06/28	--	21,237,948.45	21,203,375.65	08/06/26
21	10196743	1	MF	Ann Arbor	MI	Actual/360	4.967%	78,641.51	0.00	0.00	N/A	11/01/28	--	18,386,475.72	18,386,475.72	08/01/26
21B	10243973	1				Actual/360	4.967%	13,316.98	0.00	0.00	N/A	11/01/28	--	3,113,524.28	3,113,524.28	08/01/26
22	10196744	1	LO	Huntington Beach	CA	Actual/360	4.820%	79,074.60	31,359.14	0.00	N/A	11/01/28	--	19,051,568.97	19,020,209.83	08/01/26
23	10196745	1	SS	Various	Various	Actual/360	5.110%	84,795.08	28,266.32	0.00	N/A	09/06/28	--	19,270,392.84	19,242,126.52	08/06/26
24	10196746	1	RT	Chicopee	MA	Actual/360	4.627%	78,890.35	0.00	0.00	N/A	10/01/28	--	19,800,000.00	19,800,000.00	08/01/26
25	10195607	1	OF	Wilmington	DE	Actual/360	5.240%	76,183.62	28,617.43	0.00	N/A	09/06/23	09/05/26	16,883,834.95	16,855,217.52	08/06/26
26	10196747	1	OF	Novato	CA	Actual/360	5.155%	78,361.53	21,890.82	0.00	N/A	11/06/28	--	17,652,859.04	17,630,968.22	08/06/26
28	10196749	1	RT	Chicago	IL	Actual/360	5.130%	77,306.25	0.00	0.00	N/A	10/06/28	--	17,500,000.00	17,500,000.00	08/06/26

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						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	10196751	1	RT	San Antonio	TX	Actual/360	4.705%	62,215.26	0.00	0.00	N/A	11/01/28	--	15,356,000.00	15,356,000.00	08/01/26
31	10196752	1	LO	Frederick	MD	Actual/360	4.955%	57,285.54	20,155.30	0.00	N/A	10/06/28	--	13,425,861.04	13,405,705.74	08/06/26
32	10196753	1	MU	Malibu	CA	Actual/360	4.828%	53,007.42	0.00	0.00	N/A	09/06/28	--	12,750,000.00	12,750,000.00	08/06/26
34	10196755	1	IN	Various	OH	Actual/360	5.090%	35,337.56	14,794.58	0.00	N/A	10/06/28	--	8,062,311.30	8,047,516.72	08/06/26
35	10196756	1	OF	Fresno	CA	Actual/360	4.920%	36,185.02	12,221.80	0.00	N/A	07/06/28	--	8,540,918.36	8,528,696.56	09/06/25
36	10196757	1	RT	New York	NY	Actual/360	4.792%	37,138.00	0.00	0.00	N/A	10/01/28	--	9,000,000.00	9,000,000.00	08/01/26
37	10196758	1	MF	Essexville	MI	Actual/360	4.849%	32,583.62	14,903.19	0.00	N/A	10/06/28	--	7,803,474.10	7,788,570.91	08/06/26
38	10196759	1	RT	Fort Myers	FL	Actual/360	5.360%	35,762.97	13,499.32	0.00	N/A	11/06/28	--	7,748,355.88	7,734,856.56	08/06/26
39	10196760	1	MU	New Orleans	LA	Actual/360	5.080%	36,307.89	0.00	0.00	N/A	10/06/28	--	8,300,000.00	8,300,000.00	08/06/26
41	10196762	1	RT	San Diego	CA	Actual/360	5.360%	33,267.79	9,218.98	0.00	N/A	11/06/28	--	7,207,754.98	7,198,536.00	06/06/26
42	10196763	1	SS	Various	NC	Actual/360	5.190%	29,305.13	11,831.87	0.00	N/A	10/06/28	--	6,557,180.63	6,545,348.76	08/06/26
43	10196764	1	RT	Florence	KY	Actual/360	5.100%	27,982.33	10,024.15	0.00	N/A	10/06/28	--	6,371,688.85	6,361,664.70	08/06/26
44	10196765	1	MF	Brooklyn	NY	Actual/360	5.390%	29,472.82	0.00	0.00	N/A	10/06/28	--	6,350,000.00	6,350,000.00	08/06/26
45	10196766	1	MU	Tempe	AZ	Actual/360	4.950%	23,715.31	7,243.35	0.00	N/A	10/06/28	--	5,563,708.80	5,556,465.45	08/06/26
46	10196767	1	IN	Lester Prairie	MN	Actual/360	5.280%	20,787.40	6,915.76	0.00	N/A	11/06/28	--	4,572,008.57	4,565,092.81	08/06/26
47	10196768	1	RT	Sugar Grove	IL	Actual/360	4.783%	17,772.17	0.00	0.00	N/A	10/06/28	--	4,315,000.00	4,315,000.00	08/06/26
48	10196769	1	RT	San Marcos	CA	Actual/360	5.300%	18,122.01	5,367.38	0.00	N/A	10/06/28	--	3,970,737.59	3,965,370.21	08/06/26
49	10196770	1	OF	Winter Garden	FL	Actual/360	5.383%	17,118.86	5,299.94	0.00	N/A	10/06/28	--	3,693,102.18	3,687,802.24	08/06/26
50	10196771	1	MF	Marble Falls	TX	Actual/360	5.060%	10,707.32	3,615.79	0.00	N/A	10/06/28	--	2,457,372.44	2,453,756.65	08/06/26
51	10196772	1	RT	Richmond	VA	Actual/360	5.330%	10,693.60	3,792.80	0.00	N/A	10/06/28	--	2,329,901.27	2,326,108.47	08/06/26
Totals								4,420,793.65	678,783.06	0.00				1,061,974,708.33	1,061,295,925.27
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	19,838,345.36	15,246,831.89	04/01/25	03/31/26	12/11/23	0.00	0.00	0.00	0.00	0.00	0.00
2	1	39,787,850.03	39,736,529.02	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	156,197,196.00	177,456,385.50	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	10,783,601.89	5,638,262.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	13,984,764.82	6,776,912.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	5,367,456.14	5,312,086.35	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	5,361,567.64	2,781,866.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	2,061,329.15	2,861,076.77	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	37,771,404.06	29,458,122.87	01/01/25	12/31/25	07/13/26	19,614,488.34	78,094.62	93,108.87	93,108.87	0.00	0.00
10	1	0.00	3,570,150.92	01/01/25	12/31/25	10/14/25	0.00	0.00	184,612.24	2,725,878.08	0.00	0.00
11	1	20,981,151.17	29,609,841.29	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	4,859,060.00	4,619,380.91	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,728,636.59	2,868,834.58	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	12,622,552.22	13,049,769.60	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	3,523,860.63	1,431,462.58	01/01/23	06/30/23	10/14/25	5,624,819.44	0.00	0.00	0.00	0.00	0.00
16	1	4,765,352.28	4,150,522.47	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	5,026,320.58	5,093,221.58	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	9,782,815.71	11,484,915.71	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	6,113,241.18	5,868,683.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	2,470,356.45	1,373,193.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21B	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	3,660,756.17	3,697,653.17	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	2,732,692.44	2,663,395.17	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	2,628,158.61	2,647,602.31	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	4,133,609.51	2,554,494.22	01/01/24	09/30/24	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,127,696.77	1,029,309.17	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,806,394.99	1,754,499.96	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1	(82,886.69)	(30,724.67)	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,638,865.90	1,521,360.63	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	448,288.94	472,367.30	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	516.81	0.00
34	1	782,290.22	779,099.61	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	772,219.60	545,700.57	01/01/24	06/30/24	07/11/25	2,176,078.00	99,229.76	48,307.24	432,846.08	0.00	0.00
36	1	528,167.57	251,098.73	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,353,588.26	1,344,630.90	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	887,417.80	420,871.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	367,930.76	379,354.34	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	737,599.36	654,242.82	01/01/25	09/30/25	--	0.00	0.00	41,797.58	83,720.81	0.00	0.00
42	1	981,309.77	644,786.04	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	615,070.32	311,607.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	455,514.97	475,811.30	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	789,135.13	847,192.06	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	614,739.42	318,051.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	691,791.76	691,591.76	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	306,227.16	329,740.48	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	615,912.91	376,665.53	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	271,760.31	278,203.07	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	246,399.96	123,199.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		393,137,513.82	393,469,854.93				27,415,385.78	177,324.38	367,825.93	3,335,553.84	516.81	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	7,198,536.00	0	0.00	1	8,528,696.56	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.838826%	4.822652%	16
07/17/26	2	38,066,643.07	0	0.00	1	8,540,918.36	1	40,000,000.00	0	0.00	0	0.00	1	24,932.13	0	0.00	4.839057%	4.822881%	17
06/17/26	0	0.00	0	0.00	1	8,554,252.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.839317%	4.823140%	18
05/15/26	0	0.00	0	0.00	1	8,566,366.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.839545%	4.823367%	19
04/17/26	0	0.00	0	0.00	1	8,579,597.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.839792%	4.823613%	20
03/17/26	0	0.00	0	0.00	1	8,591,604.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.840018%	4.823837%	21
02/18/26	0	0.00	0	0.00	1	8,607,074.66	0	0.00	0	0.00	1	17,061,651.15	0	0.00	1	18,000,000.00	4.840305%	4.824122%	22
01/16/26	1	18,000,000.00	0	0.00	1	8,618,965.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.857334%	4.841216%	23
12/17/25	0	0.00	0	0.00	1	8,630,806.76	0	0.00	0	0.00	0	0.00	1	6,612.81	0	0.00	4.857542%	4.841422%	24
11/18/25	1	7,286,345.09	0	0.00	1	8,643,774.11	0	0.00	0	0.00	0	0.00	1	10,327.15	0	0.00	4.857770%	4.841648%	25
10/20/25	0	0.00	0	0.00	2	39,955,869.58	0	0.00	0	0.00	1	35,706,219.28	0	0.00	0	0.00	4.858213%	4.842093%	26
09/17/25	0	0.00	1	31,349,941.85	1	8,668,376.89	0	0.00	0	0.00	0	0.00	1	10,873.07	0	0.00	4.858435%	4.842314%	27
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	10191204	07/01/26	0	5	93,108.87	93,108.87	0.00	43,000,000.00	02/12/26	98
10	10192528	05/01/25	14	5	184,612.24	2,725,878.08	0.00	40,000,000.00	11/13/24	2		06/26/26
35	10196756	09/06/25	10	6	48,307.24	432,846.08	171,050.23	8,668,376.89	01/17/25	2
41	10196762	06/06/26	1	1	41,797.58	83,720.81	0.00	7,218,001.34
Totals					367,825.93	3,335,553.84	171,050.23	98,886,378.23
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		83,000,000	0	43,000,000		40,000,000
0 - 6 Months		89,715,011	89,715,011	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		123,528,697	115,000,000	8,528,697		0
25 - 36 Months		765,052,218	757,853,682	7,198,536		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,061,295,925	1,005,568,693	7,198,536	0	8,528,697	40,000,000
Jul-26	1,061,974,708	975,367,147	38,066,643	0	8,540,918	40,000,000
Jun-26	1,062,733,954	1,014,179,701	0	0	48,554,253	0
May-26	1,063,406,298	1,014,839,932	0	0	48,566,367	0
Apr-26	1,064,134,499	1,015,554,902	0	0	48,579,597	0
Mar-26	1,064,800,573	1,016,208,968	0	0	48,591,604	0
Feb-26	1,065,640,866	1,017,033,791	0	0	48,607,075	0
Jan-26	1,084,300,191	1,017,681,225	18,000,000	0	48,618,966	0
Dec-25	1,084,956,565	1,036,325,758	0	0	48,630,807	0
Nov-25	1,085,675,920	1,029,745,801	7,286,345	0	48,643,774	0
Oct-25	1,087,006,996	989,189,570	0	0	97,817,425	0
Sep-25	1,087,710,856	1,007,692,538	0	31,349,942	48,668,377	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	10196718	72,859,793.43	72,859,793.43	226,300,000.00	07/18/24	15,246,831.89	1.40000	--	09/06/23	I/O
9	10191204	43,000,000.00	43,000,000.00	414,000,000.00	05/31/23	29,458,122.87	1.19000	--	07/01/23	I/O
10	10192528	40,000,000.00	40,000,000.00		--	3,570,150.92	1.39000	--	07/01/23	I/O
15	10195913	30,812,052.52	30,812,052.52	28,400,000.00	04/03/26	1,431,462.58	1.04000	--	11/06/28	266
35	10196756	8,528,696.56	8,668,376.89	7,330,000.00	05/21/26	545,700.57	1.88000	--	07/06/28	266
Totals		195,200,542.51	195,340,222.84	676,030,000.00		50,252,268.83

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	10196718	OF	NY	02/10/26	13
"

7/13/2026  DUMBO Heights Whole Loan is secured by 4 office buildings in Brooklyn, NY totaling 753,074 SF. Borrower sent a hardship letter stating due to the commencement of the Extension Free Rent Period as defined in the Etsy Lease on 8/1/26, property will not generate adequate cashflow to make scheduled Debt Service payments from and after 8/1/26 and requested the transfer to special servicing. The Borrower is current on its debt service payments. Borrower has executed a PNA and made an initial extension proposal. Lender is conducting due diligence and evaluating a counter proposal.
"

9	10191204	OF	IL	02/12/26	98
"

2/12/2026  This loan was transferred to SS on 2/12/2026. The borrower did not submit the $2,500,000.00 “Month 30 New Lease Reserve Deposit” to the Master Servicer. Borrower failed to satisfy Lender’s conditions to approval, causing an

Event of De fault.
"

10	10192528	Various	Various	11/13/24	2
"

10/30/2024  In accordance with Section 5.1.20 of the Loan Agreement dated 06/08/18, Any Major Lease with respect to any individual Property written after the date hereof, shall be subject to prior written approval of Lender, which approval shall no t be unreasonably withheld, conditioned or delayed. Upon request, Borrower shall furnish Lender with executed copies of all Leases. Major Lease shall mean any Lease which, either individually or when taken together with any other

Lease with the same Tenan t or its Affiliates either (a) demises in excess of 100,000 rentable square feet in the Improvements at any Individual Property or (b) demises in excess of 35,000 rentable square feet and is intended to be the only Lease at any Individual Property.

10 /30/2024   Per 2Q24 (6/30/2024) Consolidated OSAR, NCF DSCR decreased (16.7%) from [1.32x at YE23 to 1.10x at 2Q24]. This decrease is primarily due to a (7.5%) [13mm] decrease in EGI. EGI decreased due to a (9.1%) [10mm]

decrease in base rent. The decrease in base rent is caused by a decrease in overall occupancy from [78.55% at YE23 to 75.96% at 2Q24]. TOE increased 5.0% [3.7mm], due to a 49.6% [8.5mm] increase in R&M. Analyst will reach out to borrower for further insight as to what is causing this increase. Due to current NCF DSCR being below the threshold for 1F (75% of UW NCF [*1.57x]), Analyst recommends loan remain on WL for trigg 1F.
	10/8/2024 Loan is a part of a 25 piece debt stack totaling approximately $1.3B

3/28/2024  Per 4Q23 (1 2/31/2023) Consolidated OSAR: NCF DSCR decreased (7.7%) from [1.43x at YE22 to 1.32x at 4Q23]. This is due to (0.3%) decrease in EGI. This decrease in EGI is caused by a (4.1%) [3mil] decrease in Expense reimbursement. TOE decreased (3.8%) [3mil], mainly
15	10195913	RT	IN	08/09/23	2
"

8/11/2026   The Loan transferred to SS on 8/9/2023 for imminent default due to cash flow issues. The collateral consists of a 279K SF anchored retail strip center located in Indianapolis, IN built from 1983 to 1985, and renovated in 2005. The center sits on a 30.35-acre site and is adjacent to Castleton Square Mall. The top three tenants include Floor and Decor (72K SF/25% NRA), Dave & Buster's (35K SF/12.5% NRA), and REI (11.9K SF/4% NRA). Foreclosure has been filed and a receiver has been appointed. Receiver is addressing capex matters, including roof and parking lot repairs. Lender will dual track foreclosure while evaluating alternative workout options, which includes a receivership sale and assumption.

"

35	10196756	OF	CA	01/17/25	2
"

8/13/2026   Loan transferred on 1/17/25 for Imminent Default due to cash flow issues. Collateral consists of a single-story office development (""Property"") located in Fresno, CA. Built in 1975 and renovated in 2018, Property consists of

71,407 NRS F across three buildings occupied by two State of California agencies: 1) California Department of Justice (35,400 SF); 2) California State Water Resources Control Board (20,783 SF). Loan is due for the 10/6/25 payment. Notice of

Default was sent on 2/10/ 25. Local counsel was retained to file for foreclosure and receivership. Receiver (Dana Butcher Associates) was appointed on 4/24/25. Notice of Default was recorded on 7/23/25. The foreclosure process has been delayed due to ongoing litigation involving the guarantor and a judgment creditor. The foreclosure sale is being rescheduled on a monthly basis due to the ongoing litigation. Lender will take title once the litigation is resolved.

"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

					Modified Loan Detail
		Pre-Modification			Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
1	10196718	1	0.00	4.05000%	0.00	4.05000%	1	05/22/24	05/22/24	05/22/24
8	10196734	1	0.00	5.13000%	0.00	5.13000%	8	11/11/21	02/19/21	11/11/21
9	10191204	1	0.00	4.62740%	0.00	4.62740%	1	08/07/23	08/07/23	09/01/23
9	10191204	1	0.00	4.62740%	0.00	4.62740%	1	09/01/23	08/07/23	08/07/23
10	10192528	1	0.00	5.37200%	0.00	5.37200%	1	07/01/23	07/01/23	07/01/23
12	10196736	1	0.00	5.31200%	0.00	5.31200%	8	09/25/25	09/25/25	10/01/25
16	10196739	1	0.00	5.59200%	0.00	5.59200%	8	11/11/21	07/08/21	11/11/21
25	10195607	1	0.00	5.24000%	0.00	5.24000%	1	05/30/24	05/30/24	05/30/24
25	10195607	1	0.00	5.24000%	0.00	5.24000%	1	01/27/26	01/27/26	01/27/26
32	10196753	1	0.00	4.82800%	0.00	4.82800%	8	06/11/21	04/05/21	06/11/21
36	10196757	1	0.00	4.79200%	0.00	4.79200%	8	03/01/22	03/01/22	04/11/22
36	10196757	1	0.00	4.79200%	0.00	4.79200%	8	04/11/22	03/01/22	03/01/22
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	10196748	02/18/26	18,000,000.00	166,800,000.00	18,603,988.64	603,988.64	18,603,988.64	18,000,000.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			18,000,000.00	166,800,000.00	18,603,988.64	603,988.64	18,603,988.64	18,000,000.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	10196748	02/18/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	15,685.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	0.00	78,094.62	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	1,955.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	6,643.23	0.00	0.00	(53,373.29)	0.00	0.00	2,510.04	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	2,304.70	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	400.18	0.00	0.00	0.00
Total	0.00	0.00	25,828.32	0.00	1,955.28	24,721.33	0.00	0.00	5,214.92	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		57,719.85

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30